UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-03364

GREAT-WEST FUNDS, INC.

(Exact name of registrant as specified in charter)

8515 E. Orchard Road, Greenwood Village, Colorado 80111

(Address of principal executive offices)

M.T.G. Graye

President and Chief Executive Officer

Great-West Life & Annuity Insurance Company

8515 E. Orchard Road

Greenwood Village, Colorado 80111

(Name and address of agent for service)

Registrant’s telephone number, including area code: (866) 831-7129

Date of fiscal year end: December 31

Date of reporting period: June 28, 2013

ITEM 1.	REPORTS TO STOCKHOLDERS

GREAT-WEST FUNDS, INC.

Great-West S&P Small Cap 600® Index Fund (Initial Class and Class L)

Semi-Annual Report

June 28, 2013

This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of shares of the Fund. Such offering is made only by the prospectus of the Fund, which includes details as to offering price and other information.

Summary of Investments by Sector as of June 28, 2013

Sector	Percentage of Fund Investments
Basic Materials	4.02%
Communications	4.32%
Consumer, Cyclical	15.62%
Consumer, Non-cyclical	16.08%
Energy	4.08%
Financial	19.32%
Industrial	15.89%
Technology	8.26%
Utilities	3.40%
Short Term Investments	9.01%
Total	100.00%

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2013 to June 28, 2013).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value (1/01/13)	Ending Account Value (6/28/13)	Expenses Paid During Period* (1/01/13 – 6/28/13)
Initial Class
Actual	$1,000.00	$1,159.40	$3.13

Hypothetical (5% return before expenses)	$1,000.00	$1,021.62	$2.93

Class L
Actual	$1,000.00	$1,158.00	$4.53

Hypothetical (5% return before expenses)	$1,000.00	$1,020.32	$4.24

*Expenses are equal to the Fund’s annualized expense ratio of 0.60% for the Initial Class shares and 0.85% for the Class L shares, multiplied by the average account value over the period, multiplied by 179/365 days to reflect the one-half year period.

Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

GREAT-WEST FUNDS, INC.

GREAT-WEST S&P SMALL CAP 600® INDEX FUND

Schedule of Investments

As of June 28, 2013 (Unaudited)

Shares		Value

COMMON STOCK
Basic Materials — 4.40%
26,570	A Schulman Inc	$	712,607
119,028	AK Steel Holding Corp (a)(b)		361,845
22,325	AMCOL International Corp		707,479
21,077	American Vanguard Corp		493,834
26,222	Balchem Corp		1,173,434
34,245	Buckeye Technologies Inc (b)		1,268,435
46,985	Century Aluminum Co (a)		436,021
19,596	Clearwater Paper Corp (a)		922,188
9,616	Deltic Timber Corp		555,997
57,769	Globe Specialty Metals Inc		627,949
8,267	Hawkins Inc		325,637
43,725	HB Fuller Co		1,653,242
19,384	Innophos Holdings Inc		914,343
14,781	Kaiser Aluminum Corp		915,535
34,960	KapStone Paper & Packaging Corp		1,404,693
29,243	Kraton Performance Polymers Inc (a)		619,952
18,566	Materion Corp		502,953
14,497	Neenah Paper Inc		460,570
28,205	OM Group Inc (a)		872,099
38,523	PH Glatfelter Co		966,927
87,633	PolyOne Corp		2,171,546
11,393	Quaker Chemical Corp		706,480
27,362	Schweitzer-Mauduit International Inc		1,364,817
15,818	Stepan Co		879,639
104,293	Stillwater Mining Co (a)(b)		1,120,107
40,761	Wausau Paper Corp		464,675
20,238	Zep Inc		320,368

			22,923,372

Communications — 4.73%
23,718	Anixter International Inc (a)		1,798,062
101,191	ARRIS Group Inc (a)		1,452,091
8,482	Atlantic Tele-Network Inc		421,216
14,083	Black Box Corp		356,582
36,917	Blucora Inc (a)		684,441
11,460	Blue Nile Inc (a)		432,959
28,379	CalAmp Corp (a)		414,333
26,043	Cbeyond Inc (a)(b)		204,177
183,454	Cincinnati Bell Inc (a)		561,369
27,955	comScore Inc (a)		681,822
15,309	Comtech Telecommunications Corp		411,659
38,225	Dealertrack Technologies Inc (a)		1,354,312
44,458	Dice Holdings Inc (a)		409,458
21,810	Digital Generation Inc (a)(b)		160,740
25,952	EW Scripps Co Class A (a)		404,332
29,627	General Communication Inc Class A (a)		231,979
99,658	Harmonic Inc (a)		632,828
39,968	Harte-Hanks Inc		343,725
18,086	HealthStream Inc (a)		457,938
48,192	Ixia (a)		886,733
21,661	Liquidity Services Inc (a)(b)		750,987
19,324	LogMeIn Inc (a)		472,665
13,963	Lumos Networks Corp		238,767

Shares		Value

Communications — (continued)
33,583	NETGEAR Inc (a)	$	1,025,625
51,758	NIC Inc (a)		855,560
12,604	NTELOS Holdings Corp		207,462
23,876	Nutrisystem Inc		281,259
20,045	OpenTable Inc (a)(b)		1,281,878
16,433	Oplink Communications Inc (a)		285,441
16,123	PC-Tel Inc		136,723
30,462	Perficient Inc (a)		406,363
16,703	Procera Networks Inc (a)(b)		229,332
20,593	QuinStreet Inc (a)(b)		177,718
27,149	Sourcefire Inc (a)		1,508,127
11,863	Stamps.com Inc (a)		467,284
35,247	Symmetricom Inc (a)		158,259
79,544	United Online Inc		602,943
18,606	USA Mobility Inc		252,483
24,462	VASCO Data Security International Inc (a)(b)		203,279
35,835	ViaSat Inc (a)(b)(c)		2,560,769
20,833	XO Group Inc (a)		233,330

			24,637,010

Consumer, Cyclical — 17.09%
13,292	Allegiant Travel Co		1,408,819
11,964	Arctic Cat Inc		538,141
15,697	Big 5 Sporting Goods Corp		344,549
1,059	Biglari Holdings Inc (a)		434,614
21,790	BJ’s Restaurants Inc (a)		808,409
50,899	Boyd Gaming Corp (a)(b)		575,159
36,488	Brown Shoe Co Inc		785,587
79,505	Brunswick Corp (c)		2,540,185
24,049	Buckle Inc (b)		1,251,029
16,482	Buffalo Wild Wings Inc (a)(b)		1,617,873
64,889	Callaway Golf Co (b)		426,970
33,835	Casey’s General Stores Inc		2,035,514
25,461	Cash America International Inc (b)		1,157,457
24,170	Cato Corp Class A		603,283
14,582	CEC Entertainment Inc (b)		598,445
19,845	Children’s Place Retail Stores Inc (a)		1,087,506
33,127	Christopher & Banks Corp (a)		223,276
20,996	Cracker Barrel Old Country Store Inc		1,987,481
78,923	Crocs Inc (a)		1,302,230
31,773	Daktronics Inc		325,991
14,460	DineEquity Inc		995,860
23,737	Dorman Products Inc (a)		1,083,119
15,678	DTS Inc (a)		322,653
22,962	Ethan Allen Interiors Inc (b)		661,306
42,911	Ezcorp Inc Class A (a)		724,338
105,140	Fifth & Pacific Cos Inc (a)		2,348,828
43,042	Finish Line Inc Class A		940,898
23,860	First Cash Financial Services Inc (a)		1,174,151
38,385	Francesca’s Holdings Corp (a)(b)		1,066,719
29,356	Fred’s Inc Class A		454,724
17,318	G&K Services Inc Class A		824,337
21,397	Genesco Inc (a)		1,433,385
19,092	Group 1 Automotive Inc		1,228,188
18,097	Haverty Furniture Cos Inc		416,412

  See Notes to Financial Statements.

  Semi-Annual Report - June 28, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST S&P SMALL CAP 600® INDEX FUND

Schedule of Investments

As of June 28, 2013 (Unaudited)

Shares			Value

Consumer, Cyclical — (continued)
23,109	Hibbett Sports Inc (a)(b)	$	1,282,550
50,454	Iconix Brand Group Inc (a)		1,483,852
51,608	Interface Inc		875,788
34,142	Interval Leisure Group Inc		680,109
23,647	iRobot Corp (a)		940,441
38,526	Jack in the Box Inc (a)		1,513,687
17,641	JAKKS Pacific Inc (b)		198,461
24,815	Jos A Bank Clothiers Inc (a)(b)		1,025,356
12,476	Kirkland’s Inc (a)		215,211
45,616	La-Z-Boy Inc		924,636
18,339	Lithia Motors Inc Class A		977,652
24,013	Lumber Liquidators Holdings Inc (a)(b)		1,869,892
21,614	M/I Homes Inc (a)		496,257
21,078	Maidenform Brands Inc (a)		365,282
15,110	Marcus Corp		192,199
22,142	MarineMax Inc (a)		250,869
25,873	Marriott Vacations Worldwide Corp (a)		1,118,749
42,346	Men’s Wearhouse Inc		1,602,796
27,851	Meritage Homes Corp (a)		1,207,619
34,252	Mobile Mini Inc (a)		1,135,454
7,843	Monarch Casino & Resort Inc (a)		132,233
25,615	Multimedia Games Holding Co Inc (a)		667,783
10,499	MWI Veterinary Supply Inc (a)		1,293,897
78,167	OfficeMax Inc		799,648
12,423	Oxford Industries Inc		775,195
14,414	Papa John’s International Inc (a)		942,243
48,177	Pep Boys-Manny Moe & Jack (a)		557,890
9,742	Perry Ellis International Inc		197,860
17,747	PetMed Express Inc (b)		223,612
51,860	Pinnacle Entertainment Inc (a)		1,020,086
40,717	Pool Corp		2,133,978
112,962	Quiksilver Inc (a)(b)		727,475
11,477	Red Robin Gourmet Burgers Inc (a)		633,301
50,540	Ruby Tuesday Inc (a)		466,484
13,786	rue21 inc (a)		573,635
32,202	Ruth’s Hospitality Group Inc (b)		388,678
40,210	Ryland Group Inc (b)		1,612,421
24,402	ScanSource Inc (a)		780,864
50,074	Select Comfort Corp (a)		1,254,854
49,337	SHFL Entertainment Inc (a)		873,758
33,890	Skechers U.S.A. Inc Class A (a)		813,699
45,355	SkyWest Inc		614,107
29,637	Sonic Automotive Inc Class A		626,526
47,325	Sonic Corp (a)(b)		689,052
26,698	Spartan Motors Inc		163,392
27,802	Stage Stores Inc		653,347
17,810	Standard Motor Products Inc		611,595
125,402	Standard Pacific Corp (a)(b)		1,044,599
22,906	Stein Mart Inc		312,667
36,287	Steven Madden Ltd (a)		1,755,565
20,195	Superior Industries International Inc		347,556
50,176	Texas Roadhouse Inc		1,255,404
47,560	Titan International Inc		802,337
50,684	Toro Co		2,301,560
21,843	True Religion Apparel Inc		691,549
38,212	Tuesday Morning Corp (a)		396,258

Shares			Value

Consumer, Cyclical — (continued)
13,076	UniFirst Corp	$	1,193,185
35,173	United Stationers Inc (b)		1,180,054
12,977	Universal Electronics Inc (a)		365,043
26,720	Vitamin Shoppe Inc (a)		1,198,125
15,355	VOXX International Corp (a)		188,406
24,560	Winnebago Industries Inc (a)		515,514
44,214	Wolverine World Wide Inc (b)		2,414,527
22,851	Zale Corp (a)		207,944
18,916	Zumiez Inc (a)(b)		543,835

			89,026,037

Consumer, Non-cyclical — 17.58%
18,196	Abaxis Inc		864,492
31,673	ABIOMED Inc (a)(b)		682,870
44,314	ABM Industries Inc		1,086,136
35,641	Acorda Therapeutics Inc (a)		1,175,797
64,315	Affymetrix Inc (a)(b)		285,559
31,317	Air Methods Corp (b)		1,061,020
60,593	Akorn Inc (a)		819,217
63,150	Align Technology Inc (a)		2,339,076
70,093	Alliance One International Inc (a)		266,353
7,024	Almost Family Inc		133,456
28,649	Amedisys Inc (a)(b)		332,901
27,492	American Greetings Corp Class A		500,904
15,752	American Public Education Inc (a)(b)		585,344
39,450	AMN Healthcare Services Inc (a)		564,924
28,846	Amsurg Corp (a)		1,012,495
15,262	Andersons Inc (b)		811,786
23,675	Arbitron Inc		1,099,704
47,656	Arqule Inc (a)		110,562
46,781	B&G Foods Inc		1,592,893
21,265	Bio-Reference Labs Inc (a)(b)		611,369
8,939	Blyth Inc (b)		124,788
7,354	Boston Beer Co Inc Class A (a)(b)		1,254,887
12,134	Cal-Maine Foods Inc		564,352
11,464	Calavo Growers Inc (b)		311,706
25,350	Cambrex Corp (a)		354,139
18,741	Cantel Medical Corp		634,758
9,637	Capella Education Co (a)		401,381
39,765	Cardtronics Inc (a)		1,097,514
43,113	Career Education Corp (a)		125,028
12,440	CDI Corp		176,150
47,839	Centene Corp (a)(c)		2,509,634
38,190	Central Garden & Pet Co Class A (a)		263,511
16,711	Chemed Corp (b)		1,210,378
24,471	CONMED Corp		764,474
6,964	Consolidated Graphics Inc (a)		327,378
65,116	Corinthian Colleges Inc (a)(b)		145,860
10,100	Corvel Corp (a)		295,627
28,244	Cross Country Healthcare Inc (a)		145,739
20,562	CryoLife Inc		128,718
57,222	Cubist Pharmaceuticals Inc (a)(b)(c)		2,763,823
20,675	Cyberonics Inc (a)		1,074,273
16,843	Cynosure Inc Class A (a)		437,580
18,899	Diamond Foods Inc (a)(b)		392,154
22,493	Emergent Biosolutions Inc (a)		324,349
15,807	Ensign Group Inc		556,723
22,671	ExlService Holdings Inc (a)		670,155

  See Notes to Financial Statements.

  Semi-Annual Report - June 28, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST S&P SMALL CAP 600® INDEX FUND

Schedule of Investments

As of June 28, 2013 (Unaudited)

Shares			Value

Consumer, Non-cyclical — (continued)
11,065	Forrester Research Inc	$	405,975
23,974	Gentiva Health Services Inc (a)		238,781
21,012	Greatbatch Inc (a)		688,983
45,614	Haemonetics Corp (a)		1,886,139
41,580	Hain Celestial Group Inc (a)(b)(c)		2,701,453
30,458	Hanger Inc (a)		963,387
60,411	Healthcare Services Group Inc		1,481,278
30,700	Healthways Inc (a)		533,566
32,052	Heartland Payment Systems Inc (b)		1,193,937
14,429	Heidrick & Struggles International Inc		241,253
28,220	Helen of Troy Ltd (a)		1,082,801
9,953	Hi-Tech Pharmacal Co Inc (b)		330,440
11,170	ICU Medical Inc (a)		804,910
57,369	Impax Laboratories Inc (a)		1,144,512
19,111	Insperity Inc		579,063
18,234	Integra LifeSciences Holdings Corp (a)		667,911
14,555	Inter Parfums Inc		415,109
25,498	Invacare Corp		366,151
14,538	IPC The Hospitalist Co Inc (a)		746,672
13,218	ITT Educational Services Inc (a)(b)		322,519
13,032	J&J Snack Foods Corp		1,013,890
24,177	Kelly Services Inc Class A		422,372
45,886	Kindred Healthcare Inc (a)		602,483
42,293	Korn/Ferry International (a)		792,571
8,188	Landauer Inc		395,562
13,141	LHC Group Inc (a)		257,301
17,549	Lincoln Educational Services Corp		92,483
126,810	Live Nation Entertainment Inc (a)		1,965,555
33,546	Luminex Corp (a)		691,383
23,914	Magellan Health Services Inc (a)		1,341,097
29,910	MAXIMUS Inc		2,227,697
49,202	Medicines Co (a)(b)		1,513,453
10,797	Medifast Inc (a)		278,131
37,320	Meridian Bioscience Inc (b)		802,380
34,331	Merit Medical Systems Inc (a)		382,791
25,918	Molina Healthcare Inc (a)(b)		963,631
40,878	Momenta Pharmaceuticals Inc (a)		615,623
25,570	Monro Muffler Brake Inc (b)		1,228,639
10,602	Nash Finch Co		233,350
26,483	Natus Medical Inc (a)		361,493
43,845	Navigant Consulting Inc (a)		526,140
20,130	Neogen Corp (a)(b)		1,118,423
38,445	NuVasive Inc (a)(b)		953,052
39,158	On Assignment Inc (a)		1,046,302
50,127	PAREXEL International Corp (a)(c)		2,302,834
25,282	PharMerica Corp (a)		350,408
45,250	Prestige Brands Holdings Inc (a)		1,318,585
51,594	Questcor Pharmaceuticals Inc (c)		2,345,463
36,484	Resources Connection Inc		423,214
45,856	Salix Pharmaceuticals Ltd (a)(c)		3,033,374
17,777	Sanderson Farms Inc		1,180,748
6,859	Seneca Foods Corp Class A (a)		210,434
42,224	Snyders-Lance Inc		1,199,584
19,149	Spartan Stores Inc		353,108
45,326	Spectrum Pharmaceuticals Inc (b)		338,132
10,361	SurModics Inc (a)		207,324
32,452	Symmetry Medical Inc (a)		273,246
18,564	TeleTech Holdings Inc (a)		434,954

Shares			Value

Consumer, Non-cyclical — (continued)
32,297	TreeHouse Foods Inc (a)	$	2,116,745
36,602	TrueBlue Inc (a)		770,472
19,068	Universal Technical Institute Inc		196,972
18,473	Viad Corp		452,958
57,730	ViroPharma Inc (a)(b)		1,653,964
13,231	WD-40 Co		720,825
30,335	West Pharmaceutical Services Inc		2,131,337

			91,627,260

Energy — 4.46%
29,251	Approach Resources Inc (a)(b)		718,697
23,702	Basic Energy Services Inc (a)(b)		286,557
39,969	C&J Energy Services Inc (a)(b)		774,200
32,975	Carrizo Oil & Gas Inc (a)		934,182
54,026	Cloud Peak Energy Inc (a)		890,349
40,165	Comstock Resources Inc		631,795
11,655	Contango Oil & Gas Co (b)		393,356
57,794	Exterran Holdings Inc (a)		1,625,167
105,005	Forest Oil Corp (a)		429,470
11,428	Geospace Technologies Corp (a)		789,446
13,405	Gulf Island Fabrication Inc		256,706
60,605	Gulfport Energy Corp (a)(c)		2,852,677
27,917	Hornbeck Offshore Services Inc (a)		1,493,560
106,096	ION Geophysical Corp (a)		638,698
29,712	Lufkin Industries Inc (c)		2,628,621
22,845	Matrix Service Co (a)		355,925
51,852	Northern Oil & Gas Inc (a)(b)		691,706
26,484	PDC Energy Inc (a)		1,363,396
46,620	Penn Virginia Corp (a)(b)		219,114
47,551	PetroQuest Energy Inc (a)		188,302
54,481	Pioneer Energy Services Corp (a)		360,664
16,492	SEACOR Holdings Inc (b)		1,369,661
44,257	Stone Energy Corp (a)		974,982
62,271	SunCoke Energy Inc (a)		873,039
37,044	Swift Energy Co (a)		444,158
27,765	Tesco Corp (a)		367,886
68,105	TETRA Technologies Inc (a)		698,757

			23,251,071

Financial — 21.13%
48,444	Acadia Realty Trust REIT		1,196,082
16,197	AMERISAFE Inc		524,621
44,298	Associated Estates Realty Corp REIT (a)(b)		712,312
36,589	Bank Mutual Corp		206,362
26,195	Bank of the Ozarks Inc		1,135,029
15,572	Banner Corp		526,178
70,050	BBCN Bancorp Inc		996,111
69,853	Boston Private Financial Holdings Inc		743,236
62,109	Brookline Bancorp Inc		539,106
19,225	Calamos Asset Management Inc Class A		201,862
50,471	Cedar Realty Trust Inc REIT		261,440
13,644	City Holding Co (b)		531,434
73,474	Colonial Properties Trust REIT		1,772,193
45,024	Columbia Banking System Inc		1,072,021
35,592	Community Bank System Inc		1,098,013

  See Notes to Financial Statements.

  Semi-Annual Report - June 28, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST S&P SMALL CAP 600® INDEX FUND

Schedule of Investments

As of June 28, 2013 (Unaudited)

Shares		Value

Financial — (continued)
18,576	Coresite Realty Corp REIT	$590,903
90,759	Cousins Properties Inc REIT	916,666
79,280	CVB Financial Corp	932,333
172,733	DiamondRock Hospitality Co REIT	1,609,872
26,538	Dime Community Bancshares Inc	406,562
26,459	EastGroup Properties Inc REIT	1,488,848
17,214	eHealth Inc (a)	391,102
26,657	Employers Holdings Inc	651,764
19,899	Encore Capital Group Inc (a)(b)	658,856
41,075	EPR Properties REIT	2,064,840
37,180	Financial Engines Inc	1,695,036
60,393	First BanCorp (a)(b)	427,582
86,440	First Commonwealth Financial Corp	637,063
51,579	First Financial Bancorp	768,527
26,167	First Financial Bankshares Inc (b)	1,456,455
66,920	First Midwest Bancorp Inc	918,142
126,229	FNB Corp (b)	1,524,846
31,135	Forestar Group Inc (a)	624,568
75,160	Franklin Street Properties Corp REIT	992,112
62,988	Geo Group Inc REIT	2,138,443
23,804	Getty Realty Corp REIT	491,553
63,803	Glacier Bancorp Inc	1,415,789
47,861	Government Properties Income Trust REIT	1,207,054
28,038	Hanmi Financial Corp (a)	495,432
79,550	Healthcare Realty Trust Inc REIT	2,028,525
28,305	HFF Inc Class A	502,980
30,210	Higher One Holdings Inc (a)(b)	351,644
41,504	Home BancShares Inc	1,077,859
34,769	Horace Mann Educators Corp	847,668
20,551	Independent Bank Corp	709,009
10,179	Infinity Property & Casualty Corp	608,297
75,818	Inland Real Estate Corp REIT	774,860
36,260	Interactive Brokers Group Inc Class A (b)	579,072
32,868	Investment Technology Group Inc (a)	459,495
75,132	Kite Realty Group Trust REIT	453,046
84,301	LaSalle Hotel Properties REIT	2,082,235
161,926	Lexington Realty Trust REIT (b)	1,891,296
30,483	LTC Properties Inc REIT	1,190,361
33,102	MarketAxess Holdings Inc	1,547,518
48,586	MB Financial Inc	1,302,105
42,313	Meadowbrook Insurance Group Inc	339,773
130,695	Medical Properties Trust Inc REIT	1,871,552
37,337	Mid-America Apartment Communities Inc REIT (c)	2,530,328
35,468	National Financial Partners Corp (a)	897,695
105,838	National Penn Bancshares Inc	1,075,314
9,103	Navigators Group Inc (a)	519,235
39,203	NBT Bancorp Inc	829,928
84,106	Northwest Bancshares Inc	1,136,272
88,932	Old National Bancorp	1,229,930
33,656	Oritani Financial Corp	527,726
24,393	Outerwall Inc (a)(b)	1,431,137
34,931	PacWest Bancorp (b)	1,070,635

Shares		Value

Financial — (continued)
36,206	Parkway Properties Inc REIT	$606,813
54,502	Pennsylvania Real Estate Investment Trust REIT (b)	1,028,998
29,160	Pinnacle Financial Partners Inc (a)	749,704
14,024	Piper Jaffray Cos (a)	443,299
14,937	Portfolio Recovery Associates Inc (a)(c)	2,294,771
48,118	Post Properties Inc REIT (c)	2,381,360
55,277	PrivateBancorp Inc	1,172,425
54,323	ProAssurance Corp (c)	2,833,488
186,810	Prospect Capital Corp (b)	2,017,548
47,805	Provident Financial Services Inc	754,363
16,096	PS Business Parks Inc REIT	1,161,648
15,102	RLI Corp	1,153,944
26,043	S&T Bancorp Inc	510,443
32,611	Sabra Health Care Inc REIT	851,473
10,997	Safety Insurance Group Inc	533,464
11,580	Saul Centers Inc REIT (b)	514,847
49,167	Selective Insurance Group Inc	1,131,824
15,189	Simmons First National Corp Class A	396,281
27,621	Sovran Self Storage Inc REIT	1,789,565
26,048	Sterling Bancorp	302,678
18,756	Stewart Information Services Corp	491,220
51,854	Stifel Financial Corp (a)	1,849,632
164,830	Susquehanna Bancshares Inc	2,118,065
22,448	SWS Group Inc (a)	122,342
82,665	Tanger Factory Outlet Centers REIT (c)	2,765,971
12,627	Taylor Capital Group Inc (a)	213,270
36,066	Texas Capital Bancshares Inc (a)	1,599,888
9,957	Tompkins Financial Corp (b)	449,957
33,832	Tower Group International Ltd	693,894
83,785	TrustCo Bank Corp NY	455,790
28,464	UMB Financial Corp	1,584,591
97,753	Umpqua Holdings Corp	1,467,273
41,064	United Bankshares Inc (b)	1,086,143
42,110	United Community Banks Inc (a)	523,006
19,466	United Fire Group Inc	483,341
11,340	Universal Health Realty Income Trust REIT	489,094
22,729	Urstadt Biddle Properties Inc REIT Class A	458,444
31,494	ViewPoint Financial Group Inc	655,390
5,055	Virtus Investment Partners Inc (a)	891,045
18,461	WageWorks Inc (a)	635,981
54,317	Wilshire Bancorp Inc	359,579
32,789	Wintrust Financial Corp	1,255,163
11,078	World Acceptance Corp (a)(b)	963,121

		110,126,979

Industrial — 17.38%
15,966	AAON Inc	528,155
34,768	AAR Corp	764,201
63,991	Actuant Corp Class A	2,109,783
30,850	Advanced Energy Industries Inc (a)	537,099
34,118	Aegion Corp (a)	767,996
16,535	Aerovironment Inc (a)	333,676
25,499	Albany International Corp Class A	840,957

  See Notes to Financial Statements.

  Semi-Annual Report - June 28, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST S&P SMALL CAP 600® INDEX FUND

Schedule of Investments

As of June 28, 2013 (Unaudited)

Shares		Value

Industrial — (continued)
15,462	AM Castle & Co (a)(b)	$243,681
7,311	American Science & Engineering Inc	409,416
10,781	Analogic Corp	785,180
68,214	AO Smith Corp (c)	2,474,804
25,483	Apogee Enterprises Inc	611,592
37,239	Applied Industrial Technologies Inc	1,799,761
21,434	Arkansas Best Corp	491,910
18,256	Astec Industries Inc	625,998
22,795	Atlas Air Worldwide Holdings Inc (a)	997,509
22,801	AZZ Inc	879,207
12,466	Badger Meter Inc (b)	555,360
41,912	Barnes Group Inc	1,256,941
9,407	Bel Fuse Inc Class B	126,524
38,802	Belden Inc	1,937,384
48,173	Benchmark Electronics Inc (a)	968,277
40,851	Brady Corp Class A	1,255,351
42,850	Briggs & Stratton Corp	848,430
31,842	Bristow Group Inc	2,079,919
47,006	Calgon Carbon Corp (a)	784,060
35,630	Checkpoint Systems Inc (a)	505,590
15,188	CIRCOR International Inc	772,462
35,494	Cognex Corp	1,605,039
21,490	Coherent Inc	1,183,454
33,663	Comfort Systems USA Inc	502,252
29,994	CTS Corp	409,118
17,923	Cubic Corp	862,096
40,961	Curtiss-Wright Corp	1,518,015
103,290	Darling International Inc (a)	1,927,391
16,910	Drew Industries Inc	664,901
28,504	Dycom Industries Inc (a)	659,583
22,732	Electro Scientific Industries Inc	244,596
59,091	EMCOR Group Inc (c)	2,402,049
16,508	Encore Wire Corp	562,923
41,936	EnerSys Inc	2,056,541
14,349	Engility Holdings Inc (a)	407,799
18,239	EnPro Industries Inc (a)(b)	925,812
17,111	Era Group Inc (a)	447,453
23,433	ESCO Technologies Inc	758,761
11,523	Exponent Inc (b)	681,125
14,650	FARO Technologies Inc (a)	495,463
55,592	Federal Signal Corp (a)	486,430
34,001	FEI Co (c)	2,481,733
26,541	Forward Air Corp	1,015,990
33,691	Franklin Electric Co Inc	1,133,702
52,794	GenCorp Inc (a)(b)	858,430
25,605	Gibraltar Industries Inc (a)	372,809
41,452	Griffon Corp	466,335
10,899	Haynes International Inc	521,735
65,180	Headwaters Inc (a)	576,191
39,860	Heartland Express Inc	552,858
54,741	Hillenbrand Inc	1,297,909
31,694	Hub Group Inc Class A (a)	1,154,296
46,998	II-VI Inc (a)	764,187
48,932	Intermec Inc (a)(b)	481,002
18,319	Intevac Inc (a)(b)	103,686
25,990	John Bean Technologies Corp	546,050
23,971	Kaman Corp	828,438

Shares		Value

Industrial — (continued)
27,935	Kaydon Corp	$769,609
53,177	Knight Transportation Inc (b)	894,437
17,916	Koppers Holdings Inc	684,033
11,430	Lindsay Corp (b)	857,021
19,257	Littelfuse Inc	1,436,765
16,374	LSB Industries Inc (a)	497,933
14,418	Lydall Inc (a)	210,503
13,975	Measurement Specialties Inc (a)	650,257
31,497	Methode Electronics Inc	535,764
40,044	Moog Inc Class A (a)	2,063,467
15,253	Movado Group Inc	516,009
24,911	Mueller Industries Inc	1,256,262
27,041	Myers Industries Inc	405,885
4,121	National Presto Industries Inc (b)	296,836
33,534	Newport Corp (a)	467,129
62,105	Old Dominion Freight Line Inc (a)(c)	2,584,810
8,367	Olympic Steel Inc	204,992
53,727	Orbital Sciences Corp (a)	933,238
24,570	Orion Marine Group Inc (a)	297,051
16,932	OSI Systems Inc (a)	1,090,759
16,823	Park Electrochemical Corp	403,920
30,096	Plexus Corp (a)	899,569
7,983	Powell Industries Inc (a)	412,322
32,134	Quanex Building Products Corp	541,137
24,830	Rofin-Sinar Technologies Inc (a)	619,260
15,177	Rogers Corp (a)	718,176
26,730	RTI International Metals Inc (a)	740,688
35,743	Simpson Manufacturing Co Inc	1,051,559
11,089	Standex International Corp	584,945
35,530	STR Holdings Inc (a)(b)	80,653
17,151	Sturm Ruger & Co Inc (b)	823,934
32,891	Teledyne Technologies Inc (a)(c)	2,544,119
16,637	Tennant Co	803,068
57,104	Tetra Tech Inc (a)	1,342,515
18,477	Texas Industries Inc (a)(b)	1,203,592
21,400	Tredegar Corp	549,980
48,103	TTM Technologies Inc (a)	404,065
17,474	Universal Forest Products Inc	697,562
16,036	Vicor Corp (a)	109,847
25,021	Watts Water Technologies Inc Class A	1,134,452

		90,565,498

Technology — 9.03%
13,832	Agilysys Inc (a)	156,163
27,614	ATMI Inc (a)(b)	653,071
29,014	Avid Technology Inc (a)	170,602
40,455	Blackbaud Inc	1,317,619
31,780	Bottomline Technologies de Inc (a)	803,716
57,943	Brooks Automation Inc	563,785
21,058	Cabot Microelectronics Corp (a)	695,125
20,410	CACI International Inc Class A (a)(b)	1,295,831
19,340	Ceva Inc (a)	374,422
58,773	CIBER Inc (a)	196,302
56,551	Cirrus Logic Inc (a)(b)	981,725
19,219	Cohu Inc (b)	240,238
9,013	Computer Programs & Systems Inc	442,899
30,170	CSG Systems International Inc (a)	654,689

  See Notes to Financial Statements.

  Semi-Annual Report - June 28, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST S&P SMALL CAP 600® INDEX FUND

Schedule of Investments

As of June 28, 2013 (Unaudited)

Shares		Value

Technology — (continued)
24,075	Digi International Inc (a)	$225,583
30,929	Digital River Inc (a)	580,537
31,156	Diodes Inc (a)	809,121
20,850	DSP Group Inc (a)	173,264
28,807	Ebix Inc (b)	266,753
40,946	Electronics for Imaging Inc (a)	1,158,362
77,817	Entropic Communications Inc (a)	332,279
28,164	EPIQ Systems Inc	379,369
41,663	Exar Corp (a)	448,711
108,905	GT Advanced Technologies Inc (a)(b)	451,956
23,717	Hittite Microwave Corp (a)(b)	1,375,586
26,370	iGATE Corp (a)	432,995
38,424	Insight Enterprises Inc (a)	681,642
13,464	Interactive Intelligence Group Inc (a)	694,742
38,215	j2 Global Inc (b)	1,624,520
54,885	Kopin Corp (a)	203,623
65,229	Kulicke & Soffa Industries Inc (a)	721,433
43,859	LivePerson Inc (a)	392,757
17,425	Manhattan Associates Inc (a)	1,344,513
20,104	Medidata Solutions Inc (a)	1,557,055
27,515	Mercury Systems Inc (a)(b)	253,688
40,531	Micrel Inc	400,446
80,699	Microsemi Corp (a)	1,835,902
8,047	MicroStrategy Inc Class A (a)	699,767
45,947	MKS Instruments Inc	1,219,433
29,079	Monolithic Power Systems Inc	701,095
33,414	Monotype Imaging Holdings Inc	849,050
14,177	MTS Systems Corp	802,418
18,685	Nanometrics Inc (a)	274,109
31,679	Netscout Systems Inc (a)	739,388
29,467	Omnicell Inc (a)	605,547
19,345	Pericom Semiconductor Corp (a)	137,736
25,824	Power Integrations Inc	1,047,421
48,667	Progress Software Corp (a)	1,119,828
74,493	QLogic Corp (a)	712,153
36,065	Quality Systems Inc	674,776
19,826	Radisys Corp (a)	95,363
14,797	Rubicon Technology Inc (a)(b)	118,524
28,457	Rudolph Technologies Inc (a)	318,718
29,158	Sigma Designs Inc (a)(b)	147,248
23,854	Super Micro Computer Inc (a)	253,807
9,517	Supertex Inc	227,552
34,630	Sykes Enterprises Inc (a)	545,769
28,802	Synaptics Inc (a)	1,110,605
23,941	Synchronoss Technologies Inc (a)	739,059
23,331	SYNNEX Corp (a)	986,435
80,015	Take-Two Interactive Software Inc (a)	1,197,825
28,457	Tangoe Inc (a)	439,092
46,546	Tessera Technologies Inc	968,157
141,041	TriQuint Semiconductor Inc (a)	977,414
23,917	Tyler Technologies Inc (a)	1,639,510
24,406	Ultratech Inc (a)	896,188
34,729	Veeco Instruments Inc (a)(b)	1,230,101
17,786	Virtusa Corp (a)	394,138

Shares		Value

Technology — (continued)
22,181	Volterra Semiconductor Corp (a)	$313,196

		47,072,446

Utilities — 3.73%
31,409	ALLETE Inc	1,565,739
16,913	American States Water Co	907,721
52,957	Avista Corp	1,430,898
35,991	El Paso Electric Co	1,270,842
26,688	Laclede Group Inc	1,218,574
36,944	New Jersey Resources Corp	1,534,284
24,168	Northwest Natural Gas Co	1,026,657
33,321	NorthWestern Corp	1,329,508
66,925	Piedmont Natural Gas Co Inc	2,258,049
28,053	South Jersey Industries Inc	1,610,523
40,583	Southwest Gas Corp	1,898,878
44,935	UIL Holdings Corp	1,718,764
36,559	UNS Energy Corp	1,635,284

		19,405,721

TOTAL COMMON STOCK — 99.53% (Cost $410,518,031)		$518,635,394

Principal Amount

SHORT TERM INVESTMENTS
U.S. Government Agency Bonds and Notes — 0.10%
$ 525,000	Federal Home Loan Mortgage Corp
	0.00%(d), 07/01/2013	525,000

U.S. Treasury Bonds and Notes — 0.06%
295,000	U.S. Treasury Bills(c)(e)
	0.04%, 09/12/2013	294,973

Reverse Repurchase Agreements — 9.70%
2,527,402	Undivided interest of 19.73% in a repurchase agreement (principal amount/value $12,850,438 with a maturity value of $12,850,556) with JP Morgan Securities, 0.11%, dated 6/28/13 to be repurchased at $2,527,402 on 7/1/13 collateralized by U.S. Treasury Securities, 0.63% - 3.88%, 1/15/25 - 2/15/43, with a value of $13,107,777. (f)	2,527,402

  See Notes to Financial Statements.

  Semi-Annual Report - June 28, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST S&P SMALL CAP 600® INDEX FUND

Schedule of Investments

As of June 28, 2013 (Unaudited)

Principal Amount			Value

Reverse Repurchase Agreements — (continued)
$12,005,349	Undivided interest of 24.39% in a repurchase agreement (principal amount/value $49,430,686 with a maturity value of $49,431,304) with Morgan Stanley & Co LLC, 0.15%, dated 6/28/13 to be repurchased at $12,005,349 on 7/1/13 collateralized by various U.S. Government Agency Securities, 2.19% - 5.00%, 6/1/18 - 4/1/43, with a value of $50,419,300. (f)	$	12,005,349

12,005,349	Undivided interest of 24.49% in a repurchase agreement (principal amount/value $49,062,924 with a maturity value of $49,063,537) with BNP Paribas Securities Corp, 0.15%, dated 6/28/13 to be repurchased at $12,005,349 on 7/1/13 collateralized by various U.S. Government Agency Securities, 0.45% - 5.38%, 3/15/16 - 2/13/17, with a value of $50,044,241. (f)		12,005,349

Principal Amount			Value

Reverse Repurchase Agreements — (continued)
$12,005,350	Undivided interest of 24.77% in a repurchase agreement (principal amount/value $48,497,967 with a maturity value of $48,498,573) with HSBC Securities (USA) Inc, 0.15%, dated 6/28/13 to be repurchased at $12,005,350 on 7/1/13 collateralized by various U.S. Government Agency Securities, 2.50% - 7.00%, 5/1/22 - 5/1/43, with a value of $49,467,956. (f)	$	12,005,350

12,005,350	Undivided interest of 34.64% in a repurchase agreement (principal amount/value $34,694,829 with a maturity value of $34,695,176) with Citigroup Global Markets Inc, 0.12%, dated 6/28/13 to be repurchased at $12,005,350 on 7/1/13 collateralized by various U.S. Government Agency Securities, 0.00% - 6.25%, 7/3/13 - 5/15/37, with a value of $35,388,862. (f)		12,005,350

			50,548,800

TOTAL SHORT TERM INVESTMENTS — 9.86% (Cost $51,368,773)		$	51,368,773

TOTAL INVESTMENTS — 109.39% (Cost $461,886,804)		$	570,004,167

OTHER ASSETS & LIABILITIES, NET — (9.39)%		$	(48,912,227)

TOTAL NET ASSETS — 100.00%		$	521,091,940

(a)	Non-income producing security.
(b)	A portion or all of the security is on loan at June 28, 2013.
(c)	All or a portion of the security position has been pledged as collateral to cover segregation requirements on open futures contracts.
(d)	The security’s yield to maturity was less than 0.01%.
(e)	All or a portion of the security has been segregated to cover initial margin requirements on open future contracts.
(f)	Collateral received for securities on loan.
REIT	Real Estate Investment Trust

At June 28, 2013, the Fund held the following outstanding futures contracts:

Description	Number of Contracts	Currency	Notional Value	Expiration Date	Unrealized Appreciation

Russell 2000 Mini Long Futures	35	USD	$ 3,411,450	September 2013	$ 71,789

Security classes presented herein are not necessarily the same as those used for determining the Fund’s compliance with its investment objectives and restrictions, as the Fund uses additional sub-classifications, which management defines by referring to one or more widely recognized market indexes or ratings group indexes (unaudited).

  See Notes to Financial Statements.

  Semi-Annual Report - June 28, 2013

GREAT-WEST FUNDS, INC.

Statement of Assets and Liabilities

As of June 28, 2013 (Unaudited)

Great-West S&P Small Cap 600® Index Fund

ASSETS:
Investments in securities, fair value (including $49,257,351 of securities on loan)(a)	$519,455,367
Reverse repurchase agreements, fair value(b)	50,548,800
Cash	1,030,167
Dividends receivable	575,158
Subscriptions receivable	865,091
Receivable for investments sold	926,551

Total Assets	573,401,134

LIABILITIES:
Payable to investment adviser	239,824
Payable upon return of securities loaned	50,548,800
Redemptions payable	726,920
Payable for investments purchased	785,279
Payable for distribution fees	272
Variation margin on futures contracts	8,099

Total Liabilities	52,309,194

NET ASSETS	$521,091,940

NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$4,666,864
Paid-in capital in excess of par	397,624,647
Net unrealized appreciation on investments and futures contracts	108,189,152
Undistributed net investment income	520,382
Accumulated net realized gain on investments and futures contracts	10,090,895

TOTAL NET ASSETS	$521,091,940

TOTAL NET ASSETS BY CLASS
Initial Class	$519,513,146

Class L	$1,578,794

CAPITAL STOCK:
Authorized
Initial Class	100,000,000
Class L	35,000,000
Issued and Outstanding
Initial Class	46,551,508
Class L	117,129

NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Initial Class	$11.16

Class L	$13.48

(a) Cost of investments	$411,338,004
(b) Cost of reverse repurchase agreements	$50,548,800

  See Notes to Financial Statements.

  Semi-Annual Report - June 28, 2013

GREAT-WEST FUNDS, INC.

Statement of Operations

For the period ended June 28, 2013 (Unaudited)

Great-West S&P Small Cap 600® Index Fund

INVESTMENT INCOME:
Interest	$394
Income from securities lending	533,373
Dividends	3,277,319

Total Income	3,811,086

EXPENSES:
Management fees	1,452,514
Distribution fees - Class L	1,329

Total Expenses	1,453,843

Less amount waived by distributor - Class L	22

Net Expenses	1,453,821

NET INVESTMENT INCOME	2,357,265

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain on investments	11,237,979
Net realized gain on futures contracts	985,687

Net realized gain on investments	12,223,666

Net change in unrealized appreciation on investments	57,075,830
Net change in unrealized depreciation on futures contracts	(106,907)

Net change in unrealized appreciation on investments	56,968,923

Net Realized and Unrealized Gain on Investments and Futures Contracts	69,192,589

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$71,549,854

See Notes to Financial Statements.

Semi-Annual Report - June 28, 2013

GREAT-WEST FUNDS, INC.

Statement of Changes in Net Assets

For the period ended June 28, 2013 and fiscal year ended December 31, 2012

	2013 (Unaudited)	2012
Great-West S&P Small Cap 600® Index Fund

OPERATIONS:
Net investment income	$2,357,265	$5,434,485
Net realized gain on investments	12,223,666	10,466,852
Net change in unrealized appreciation on investments	56,968,923	40,449,663

Net Increase in Net Assets Resulting from Operations	71,549,854	56,351,000

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Initial Class	(1,833,135)	(6,627,159)
Class L	(3,748)	(7,751)

From net investment income	(1,836,883)	(6,634,910)

From net realized gains
Initial Class	–	(12,586,707)
Class L	–	(17,115)

From net realized gains	0	(12,603,822)

Total Distributions	(1,836,883)	(19,238,732)

CAPITAL SHARE TRANSACTIONS:
Shares sold
Initial Class	122,581,383	233,646,565
Class L	867,474	916,132
Shares issued in reinvestment of distributions
Initial Class	1,833,135	19,213,866
Class L	3,748	24,866
Shares redeemed
Initial Class	(115,212,978)	(172,431,393)
Class L	(181,084)	(410,093)

Net Increase in Net Assets Resulting from Capital Share Transactions	9,891,678	80,959,943

Total Increase in Net Assets	79,604,649	118,072,211

NET ASSETS:
Beginning of period	441,487,291	323,415,080

End of period (a)	$521,091,940	$441,487,291

CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Initial Class	11,553,074	24,709,538
Class L	66,443	80,927
Shares issued in reinvestment of distributions
Initial Class	166,497	2,021,638
Class L	282	2,169
Shares redeemed
Initial Class	(10,804,452)	(18,117,859)
Class L	(13,940)	(36,470)

Net Increase	967,904	8,659,943

(a) Including undistributed net investment income:	$520,382	$0

  See Notes to Financial Statements.

  Semi-Annual Report - June 28, 2013

GREAT-WEST FUNDS, INC.

Financial Highlights

Selected data for a share of capital stock of the Fund throughout the periods indicated.

			Fiscal Years Ended December 31,
	Period Ended June 28, 2013 (Unaudited)		2012		2011	2010	2009	2008
Great-West S&P Small Cap 600® Index Fund - Initial Class

NET ASSET VALUE, BEGINNING OF PERIOD	$9.66		$8.73		$9.14	$7.32	$5.90	$9.65

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.05	(a)	0.13	(a)	0.10	0.06	0.05	0.07
Net realized and unrealized gain (loss)	1.49		1.24		(0.07)	1.82	1.42	(3.08)

Total From Investment Operations	1.54		1.37		0.03	1.88	1.47	(3.01)

LESS DISTRIBUTIONS:
From net investment income	(0.04)		(0.15)		(0.10)	(0.06)	(0.05)	(0.07)
From net realized gains	–		(0.29)		(0.34)	–	–	(0.67)

Total Distributions	(0.04)		(0.44)		(0.44)	(0.06)	(0.05)	(0.74)

NET ASSET VALUE, END OF PERIOD	$11.16		$9.66		$8.73	$9.14	$7.32	$5.90

TOTAL RETURN(b)	15.94%	(c)	15.78%		0.36%	25.70%	24.95%	(31.35%)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period ($000)	$519,513		$440,737		$323,230	$319,792	$207,863	$178,543
Ratio of expenses to average net assets	0.60%	(d)	0.60%		0.60%	0.60%	0.60%	0.60%
Ratio of net investment income to average net assets	0.97%	(d)	1.37%		0.62%	0.84%	0.82%	1.00%
Portfolio turnover rate(e)	7%	(c)	13%		20%	20%	20%	28%

(a)	Per share amounts are based upon average shares outstanding.
(b)	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Not annualized for periods less than one full year.
(d)	Annualized.
(e)	Portfolio turnover is calculated at the Fund level.

  See Notes to Financial Statements.

  Semi-Annual Report - June 28, 2013

GREAT-WEST FUNDS, INC.

Financial Highlights

Selected data for a share of capital stock of the Fund throughout the periods indicated.

	Fiscal Years Ended December 31,
	Period Ended June 28, 2013 (Unaudited)		2012		2011(a)
Great-West S&P Small Cap 600® Index Fund - Class L

NET ASSET VALUE, BEGINNING OF PERIOD	$11.67		$10.47		$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.05	(b)	0.14	(b)	0.14
Net realized and unrealized gain	1.79		1.48		0.79

Total From Investment Operations	1.84		1.62		0.93

LESS DISTRIBUTIONS:
From net investment income	(0.03)		(0.13)		(0.14)
From net realized gains	–		(0.29)		(0.32)

Total Distributions	(0.03)		(0.42)		(0.46)

NET ASSET VALUE, END OF PERIOD	$13.48		$11.67		$10.47

TOTAL RETURN(c) (e)	15.80%	(d)	15.49%		9.31%	(d)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period ($000)	$1,579		$751		$185
Ratio of expenses to average net assets
Before waiver	0.85%	(f)	0.85%		0.88%	(f)
After waiver	0.84%	(f)	0.84%		0.84%	(f)
Ratio of net investment income to average net assets
Before waiver	0.77%	(f)	1.21%		0.73%	(f)
After waiver	0.77%	(f)	1.22%		0.77%	(f)
Portfolio turnover rate(g)	7%	(d)	13%		20%	(d)

(a)	Class L inception date was August 12, 2011.
(b)	Per share amounts are based upon average shares outstanding.
(c)	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(d)	Not annualized for periods less than one full year.
(e)	Performance shown net of distribution fees waived. Without the waiver, the return shown would have been lower.
(f)	Annualized.
(g)	Portfolio turnover is calculated at the Fund level.

  See Notes to Financial Statements.

  Semi-Annual Report - June 28, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST S&P SMALL CAP 600® INDEX FUND

Notes to Financial Statements

(Unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Great-West Funds, Inc. (Great-West Funds), a Maryland corporation, was organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. Great-West Funds presently consists of sixty-three funds. Interests in the Great-West S&P Small Cap 600® Index Fund (the Fund) are included herein and are represented by a separate class of beneficial interest of Great-West Funds. The investment objective of the Fund is to seek investment results that track the total return of the common stocks that comprise the Standard & Poor’s SmallCap 600 Stock Index. The Fund is diversified as defined in the 1940 Act. The Fund is available as an investment option for insurance company separate accounts for certain variable annuity contracts and variable life insurance policies, to individual retirement account custodians or trustees, to plan sponsors of qualified retirement plans, to college savings programs, and to asset allocation funds that are a series of Great-West Funds.

The Fund offers two share classes, referred to as Initial Class and Class L shares. All shares of the Fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, expenses (other than those attributable to a specific class) and realized and unrealized gains and losses are allocated daily to each class of shares based on the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against operations of that class.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Fund.

Security Valuation

The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value of each class of the Fund’s shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.

Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which approximates fair value. Short-term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.

For securities that are traded on an exchange, the last sale price as of the close of business of the principal exchange will be used. If the closing price is not available, the current bid will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.

Foreign exchange rates are determined at a time that corresponds to the closing of the New York Stock Exchange.

Foreign securities are generally valued using an adjusted systematic fair value price from an independent pricing service.

Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are

  Semi-Annual Report - June 28, 2013

implemented. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.

The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.

Class	Inputs

Equity Investments:
Domestic Common Stock	Exchange traded close or bid price.

Foreign Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of local exchange, exchange rates, fair values based on significant market movement and various index data.

Short Term Investments	Maturity date and credit quality.

Derivative Investments:
Futures Contracts	Exchange traded close price.

The Fund classifies its valuations into three levels based upon the transparency of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. The three levels are defined as follows:

Level 1 – Unadjusted quoted prices for identical securities in active markets.

Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets. The fair value for some Level 2 securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies.

Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the reporting entity’s own assumptions and would be based on the best information available under the circumstances. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data.

As of June 28, 2013, the inputs used to value the Fund’s investments are detailed in the following table. The Fund recognizes transfers between levels as of the beginning of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period.

	Level 1	Level 2	Level 3	Total
Assets
Equity Investments:(a)
Domestic Common Stock	$517,513,918	$—	$—	$517,513,918
Foreign Common Stock	1,121,476	—	—	1,121,476
Short Term Investments (a)	—	51,368,773	—	51,368,773
Derivative Investments:
Futures Contracts (b)	71,789	—	—	71,789

Total Investments	$518,707,183	$51,368,773	$0	$570,075,956

(a)	Further breakdown of the Fund’s sector and industry classifications is included in the Schedule of Investments.

(b)	Futures Contracts are reported at the security’s unrealized appreciation (depreciation), which represents the change in the contract’s value from trade date.

Reverse Repurchase Agreements

The Fund may engage in reverse repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund, through its custodian and/or securities lending agent, receives delivery of the

  Semi-Annual Report - June 28, 2013

underlying securities collateralizing a reverse repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A reverse repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

The Fund, along with certain other funds of Great-West Funds, may invest in reverse repurchase agreement transactions and/or hold reverse repurchase agreement positions as a form of securities lending collateral, that are jointly collateralized by various U.S. Government or U.S. Government Agency securities.

Dividends

Dividends from net investment income of the Fund, if any, are declared and paid semi-annually. Income dividends are reinvested in additional shares at net asset value. Dividends from capital gains of the Fund, if any, are declared and reinvested at least annually in additional shares at net asset value.

Security Transactions

Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on the basis of the first-in, first-out method (FIFO). Dividend income for the Fund is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.

Federal Income Taxes and Distributions to Shareholders

The Fund’s policy complies with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and the Fund intends to distribute substantially all of its net taxable income and net capital gains, if any, each year. The Fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income taxes or excise tax provision is required.

As of and during the period ended June 28, 2013, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period, the Fund did not incur any interest or penalties.

The Fund files U.S. Federal and Colorado tax returns. The statute of limitations on the Fund’s U.S. Federal tax returns remain open for the fiscal years ended 2009 through 2012. The statute of limitations on the Fund’s Colorado tax returns remain open for an additional year.

Net investment income (loss) and net realized gain (loss) for federal income tax purposes may differ from those reported on the financial statements because of temporary and permanent book and tax basis differences. The character of dividends and distributions made during the fiscal year from net investment income and/or realized gains may differ from their ultimate characterization for federal income tax purposes. In addition, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Fund.

Application of Recent Accounting Pronouncements

In December 2011, the Financial Accounting Standards Board issued ASU No. 2011-11 “Balance Sheet (Topic 210): Disclosures about Offsetting Assets and Liabilities” (ASU No. 2011-11). ASU No. 2011-11 requires an entity to enhance disclosures about financial and derivative instrument offsetting arrangements or similar arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. ASU No. 2011-11 is effective for interim or annual periods beginning on or after January 1, 2013. The Fund adopted ASU No. 2011-11 for its fiscal year beginning January 1, 2013. The adoption of ASU No. 2011-11 did not have an impact on the Fund’s financial position or the results of its operations.

  Semi-Annual Report - June 28, 2013

2. RISK EXPOSURES AND USE OF DERIVATIVE INSTRUMENTS

The Fund’s investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates.

In pursuit of the Fund’s investment objectives, the Fund may seek to use derivatives to increase or decrease its exposure to the following market risk:

Equity Risk - The change in the value of equity securities as they relate to increases or decreases in the general market.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to sell or close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Investing in derivatives may also involve greater risks than investing directly in the underlying assets, such as the loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Financial Futures Contracts

Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Receipts or payments, known as variation margin, are made or received by the Fund each day, depending on the daily fluctuations in the fair value of the underlying security. When the Fund enters into a closing transaction, it will realize, for book purposes, a gain or loss equal to the difference between the value of the futures contract at the time it was opened or purchased and its value at the time it was closed.

The Fund uses futures contracts in order for the Fund to hold cash but maintain index returns with the objective of minimizing tracking error versus the benchmark index. Index futures contracts which are most correlated to the benchmark index and exhibit sufficient liquidity are utilized. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities that comprise the index, or that the clearinghouse will fail to perform its obligations. The Fund held an average of 49 futures contracts for the reporting period.

Valuation of derivative instruments as of June 28, 2013 is as follows:

Asset Derivatives
Derivatives Not Accounted for as Hedging Instruments	Statement of Assets and Liabilities Location	Value

Equity contracts (futures contracts)	Net unrealized appreciation on investments and futures contracts	$71,789(a)

(a)	Includes cumulative appreciation of futures contracts as reported in the Fund’s Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

The effect of derivative instruments for the period ended June 28, 2013 is as follows:

	Net Realized Gain/Loss		Net Unrealized Gain/Loss
Derivatives Not Accounted for as Hedging Instruments	Statement of Operations Location	Value	Statement of Operations Location	Value

Equity contracts (futures contracts)	Net realized gain on futures contracts	$985,687	Net change in unrealized depreciation on futures contracts	$(106,907)

3. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Great-West Funds has entered into an investment advisory agreement with Great-West Capital Management, LLC (the Adviser), a wholly-owned subsidiary of Great-West Life & Annuity Insurance Company (GWL&A). As compensation for its services to Great-West Funds, the Adviser receives monthly compensation at the annual rate of 0.60% of the average

  Semi-Annual Report - June 28, 2013

daily net assets of the Fund. The management fee encompasses fund operation expenses. The Adviser and Great-West Funds have entered into a sub-advisory agreement with Mellon Capital Management Corporation. The Fund is not responsible for payment of the sub-advisory fees.

GWFS Equities, Inc. (the Distributor), is a wholly-owned subsidiary of GWL&A and the principal underwriter to distribute and market the Fund. The Fund has entered into a plan of distribution which provides for compensation for distribution of Class L shares and for providing or arranging for the provision of services to Class L shareholders. The distribution plan provides for a maximum fee equal to an annual rate of 0.25% of the average daily net assets of the Class L shares. The Distributor has agreed to voluntarily waive all 12b-1 fees attributable to Class L shares purchased by the Adviser in consideration for the Adviser providing initial capital to the Fund. The amount waived, if any, is reflected in the Statement of Operations.

Certain officers of Great-West Funds are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of Great-West Funds receives any compensation directly from Great-West Funds. The total compensation paid to the independent directors with respect to all sixty-three funds for which they serve as directors was $137,900 for the period ended June 28, 2013.

4. PURCHASES AND SALES OF INVESTMENT SECURITIES

For the period ended June 28, 2013, the aggregate cost of purchases and proceeds from sales of investment securities (excluding all U.S. Government securities and short-term securities) were $45,753,096 and $32,980,960, respectively. For the same period, there were no purchases or sales of long-term U.S. Government securities.

5. UNREALIZED APPRECIATION (DEPRECIATION)

At June 28, 2013, the U.S. Federal income tax cost basis was $465,873,598. The Fund had gross appreciation of securities in which there was an excess of value over tax cost of $143,198,082 and gross depreciation of securities in which there was an excess of tax cost over value of $39,067,513 resulting in net appreciation of $104,130,569.

6. SECURITIES LOANED

The Fund has entered into a securities lending agreement with its custodian as securities lending agent. Under the terms of the agreement the Fund receives income, recorded monthly, after deductions of other amounts payable to the securities lending agent or to the borrower from lending transactions. In exchange for such fees, the securities lending agent is authorized to loan securities on behalf of the Fund against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. The Fund also continues to receive interest or dividends on the securities loaned. Cash collateral is invested in securities approved by the Board of Directors. The Fund bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment. As of June 28, 2013 the Fund had securities on loan valued at $49,257,351 and received collateral of $50,548,800 for such loan which was invested in reverse repurchase agreements collateralized by U.S. Government or U.S. Government Agency securities. The reverse repurchase agreements can be jointly purchased with other lending agent clients and in the event of a default by the counterparty, all lending agent clients would share ratably in the collateral. Additional information regarding the Fund’s securities on loan is included in the Schedule of Investments.

  Semi-Annual Report - June 28, 2013

Availability of Quarterly Portfolio Schedule

Great-West Funds files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. Great-West Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that Great-West Funds uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

Availability of Proxy Voting Record

Information regarding how Great-West Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

Investment Advisory Contract Approval

The Board of Directors (the “Board”) of Great-West Funds, including the Directors who are not interested persons of Great-West Funds (the “Independent Directors”), at a meeting held on April 18, 2013 (the “Meeting”), approved the continuation of (i) the investment advisory agreement (the “Advisory Agreement”) between Great-West Funds and Great-West Capital Management, LLC (“GWCM”), and (ii) the investment sub-advisory agreement (the “Sub-Advisory Agreement”) between Great-West Funds, GWCM and Mellon Capital Management Corporation (the “Sub-Adviser”).

Pursuant to the Advisory Agreement, GWCM acts as investment adviser and, subject to oversight by the Board, directs the investments of the Fund in accordance with its investment objective, policies and limitations. GWCM also provides, subject to oversight by the Board, the management and administrative services necessary for the operation of the Fund. In addition, the Fund operates under a manager-of-managers structure pursuant to an order issued by the United States Securities and Exchange Commission, which permits GWCM to enter into and materially amend the Sub-Advisory Agreement with Board approval but without shareholder approval. Under this structure, GWCM is also responsible for monitoring and evaluating the performance of the Sub-Adviser and for recommending the hiring, termination and replacement of the Sub-Adviser to the Board.

Pursuant to the Sub-Advisory Agreement, the Sub-Adviser, subject to general supervision and oversight by GWCM and the Board, is responsible for the day-to-day management of the Fund, and for making decisions to buy, sell or hold any particular security.

On March 21, 2013, the Independent Directors met separately with independent legal counsel in advance of the Meeting to evaluate information furnished by GWCM and the Sub-Adviser in connection with the proposed continuation of the Advisory Agreement and Sub-Advisory Agreement (collectively, the “Agreements”). The Independent Directors also considered additional information provided in response to their requests made following the March meeting.

In approving the continuation of the Agreements, the Board considered such information as the Board deemed reasonably necessary to evaluate the terms of the Agreements. The Board noted that performance information is provided to the Board on an ongoing basis at regular Board meetings held throughout the year. In its deliberations, the Board did not identify any single factor as being determinative. Rather, the Board’s approvals were based on each Director’s business judgment after consideration of the information as a whole. Individual Directors may have weighed certain factors differently and assigned varying degrees of materiality to information considered by the Board.

Based upon its review of the Agreements and the information provided to it, the Board concluded that the Agreements were fair and reasonable in light of the services performed, fees charged and such other matters as the Directors considered relevant in the exercise of their business judgment. The principal factors and conclusions that formed the basis for the Directors’ determinations to approve the continuation of the Agreements are discussed below.

Nature, Extent and Quality of Services

The Board considered the nature, extent and quality of services provided and to be provided to the Fund by GWCM and the Sub-Adviser. Among other things, the Board considered, as applicable, each adviser’s personnel, experience, resources and performance track record, its ability to provide or obtain such services as may be necessary in managing, acquiring and disposing of investments on behalf of the Fund, and its ability to provide research and obtain and evaluate the economic, statistical and financial data relevant to the investment policies of the Fund. The Board also reviewed, as applicable, the qualifications, background and responsibilities of the senior personnel serving the Fund and the portfolio management team responsible for the day-to-day management of the Fund. In addition, the Board considered, as applicable, each adviser’s reputation for management of its investment strategies, its overall financial condition, technical resources, operational capabilities, and compliance policies and procedures, as well as the Sub-Adviser’s practices regarding the selection and compensation of brokers and dealers for the execution of portfolio transactions and the procedures it uses for obtaining best execution of portfolio transactions. Consideration also was given to the fact that the Board meets with representatives of the Sub-Adviser at regular Board meetings held throughout the year to discuss portfolio management strategies and performance. Additionally, the quality of each adviser’s communications with the Board, as well as the adviser’s responsiveness to the Board, was taken into account. The Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Fund by GWCM and the Sub-Adviser.

Investment Performance

The Board considered the investment performance of the Fund. The Board reviewed performance information for the Fund’s Initial Class as compared against the index the Fund is designed to track and the performance of similar funds. This information included annualized returns for the one-, three-, five- and ten- year periods ended December 31, 2012 and quarterly returns for the five-year period ended December 31, 2012. The Board also considered the composition of the Fund’s peer group of funds, as determined by GWCM, based on funds of similar size and asset class and with similar intermediary fees as estimated by GWCM from the Fund’s Morningstar category. The Board was provided with a description of the methodology GWCM used to determine the similarity of the Fund with the funds included in the peer group. In evaluating the performance of the Fund, the Board noted how the Fund performed relative to returns of the index the Fund is designed to track and its peer group. In addition, the Board noted that it also had received and discussed at periodic intervals information comparing the Fund’s performance to that of its benchmark index.

The Board noted that, although the Fund trailed the performance of its index for the one-, three, five- and ten-year periods ended December 31, 2012 primarily due to the Fund’s expenses, the Fund was in the second, first, second and second quartiles of its peer group for the annualized one-, three-, five- and ten-year periods ended December 31, 2012, respectively (the first quartile being the best performers and the fourth quartile being the worst performers). The Board determined that it was satisfied with the investment performance of the Fund.

Costs and Profitability

The Board considered the costs of services provided and profits estimated to have been realized by GWCM and the Sub-Adviser from their relationships with the Fund. With respect to the costs of services, the Board considered the unified investment management fee structure of the Fund and the level of the investment management fees payable by the Fund. In addition, the Board noted that GWCM, not the Fund, pays the sub-advisory fee to the Sub-Adviser and that such fee was negotiated at arm’s length between GWCM and the Sub-Adviser. In evaluating the management fee and total expense ratio of the Fund’s Initial Class, the Board considered the fees payable by and the total expense ratios of similar funds managed by other investment advisers, as determined by GWCM based on the Fund’s Morningstar category, and of the entire Morningstar peer universe. Specifically, the Board considered the Fund’s management fee as provided in the Advisory Agreement (the “Contractual Management Fee”) and the Fund’s management fee less certain non-management expenses such as audit and legal expenses (the “Management Fee Less Non-Management Expenses”) in comparison to the contractual management fees of the peer group of funds, the Fund’s management fee less such non-management expenses and less the administrative services fee GWCM pays its affiliate for such services (the “Management Fee Less Non-Management Expenses and Administrative Services Fee”) in comparison to the management fees of the peer group of funds less intermediary fees paid by such funds as estimated by GWCM, and the Fund’s total expense ratio including and excluding the administrative services fees GWCM pays its affiliate in comparison to the peer group funds’ total expense ratios including and excluding intermediary fees paid by such funds as estimated by GWCM. In addition, the Board considered the Fund’s Management Fee Less Non-Management Expenses and the Fund’s Management Fee Less Non-Management Expenses and Administrative Services Fee in comparison to the average and median contractual management fees and management fees less intermediary fees as estimated by GWCM, respectively, of the peer universe of funds. The Board also considered the Fund’s total expense ratio in comparison to the average and median expense ratios for all funds in the peer group and peer universe.

Based on the information provided, the Board noted that the Fund’s Contractual Management Fee, Management Fee Less Non-Management Expenses and Management Fee Less Non-Management Expenses and Administrative Services Fee were the highest respective management fee in comparison to the contractual management fees and management fees less estimated intermediary fees of its peer group of funds. The Board further noted that the Fund’s total annual operating expense ratio was in the fourth quartile of its peer group (with the first quartile being the lowest expenses and the fourth quartile being the highest expenses) and was greater than the average and median of its peer group. However, the Board considered that the Fund’s total annual operating expense ratio was below the median and average of its peer universe.

The Board also received information regarding the fees charged by GWCM to separate accounts and other products managed by GWCM and noted that the funds within Great-West Funds have higher advisory fees than the separate accounts and other products managed by GWCM because of the increased regulatory and compliance requirements of the funds and the differences in the range of services provided to the funds and to such other clients.

The Board further considered the overall financial soundness of GWCM and the Sub-Adviser and the profits estimated to have been realized by GWCM and its affiliates and, to the extent available, by the Sub-Adviser. The Board reviewed the financial statements and profitability information from GWCM and the Sub-Adviser. In evaluating the information provided by GWCM, the Board noted that there is no recognized standard or uniform methodology for determining profitability for this purpose. The Board further noted that there are limitations inherent in allocating costs and calculating profitability for an organization such as GWCM, and that it is difficult to make comparisons of profitability between advisers because comparative information is not generally publicly available. The Board also reviewed GWCM’s profitability information compared against the revenues of certain publicly-traded advisers to fund complexes and considered that while GWCM’s profitability is reasonable, profitability information is affected by numerous factors, including the adviser’s organization, capital structure and cost of capital, the types of funds it manages, its mix of business, and the adviser’s assumptions regarding allocations of revenue and expenses. Based on the information provided, the Board concluded that the costs of the services provided and the profits estimated to have been realized by GWCM and its affiliates and the Sub-Adviser were reasonable in relation to the nature, extent and quality of the services provided.

Economies of Scale

The Board considered the extent to which economies of scale may be realized as the Fund grows and whether current fee levels reflect these economies of scale for the benefit of investors. In evaluating economies of scale, the Board considered, among other things, the current level of management and sub-advisory fees payable by the Fund and GWCM, respectively, and whether those fees include breakpoints, comparative fee information, the profitability and financial condition of GWCM, and the current level of Fund assets. Based on the information provided, the Board concluded, although there were no current breakpoints in the management fee, any economies of scale currently being realized were appropriately being reflected in the management fee paid by the Fund.

Other Factors

The Board considered ancillary benefits derived or to be derived by GWCM or the Sub-Adviser from their relationships with the Fund as part of the total mix of information evaluated by the Board. The Board noted where services were provided to the Fund by affiliates of GWCM or the Sub-Adviser. The Board took into account the fact that the Fund is used as a funding vehicle under variable life and annuity contracts offered by insurance companies affiliated with GWCM and as a funding vehicle under retirement plans for which affiliates of GWCM may provide various retirement plan services. Additionally, the Board considered the extent to which GWCM’s parent company, Great-West Life and Annuity Insurance Company, and its affiliated insurance companies may receive benefits under the federal income tax laws with respect to tax deductions and credits. The Board concluded that the Fund’s management and sub-advisory fees were reasonable, taking into account any ancillary benefits derived by GWCM or the Sub-Adviser.

Conclusion

Based upon all of the information considered and the conclusions reached, the Board determined that the terms of the Agreements continue to be fair and reasonable and that the continuation of the Agreements is in the best interests of the Fund.

ITEM 2.    CODE OF ETHICS.

Not required in filing.

ITEM 3.    AUDIT COMMITTEE FINANCIAL EXPERT.

Not required in filing.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not required in filing.

ITEM 5.    AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.    INVESTMENTS.

(a) The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

(b) Not applicable.

ITEM 7.    DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.    PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.    PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors as described in general instructions on Form N-CSR, Item 10.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission’s rules and forms and that such material information is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b)

The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)	(1) Not required in filing.

(2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.

(3) Not applicable.

(b) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

GREAT-WEST FUNDS, INC.

By:	/s/ M.T.G. Graye
M.T.G. Graye
President and Chief Executive Officer

Date:	August 26, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ M.T.G. Graye
M.T.G. Graye
President and Chief Executive Officer

Date:	August 26, 2013

By:	/s/ M.C. Maiers
M.C. Maiers
Chief Financial Officer & Treasurer

Date:	August 26, 2013